EXPLANATORY NOTE

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-SAR filed with the Securities and Exchange Commission on December 29, 2009 to revise the Portfolio Turnover reported in Question 71 for AIM Balanced-Risk Allocation Fund. Other than the aforementioned revision, this Form N-SAR-B/A does not reflect events occurring after the filing of the original Form N-SAR, or modify or update the disclosures therein in any way

071 D001700   44
071 A001800     89469
071 B001800    260583
071 C001800    337665
071 D001800   27
071 A001900    201457
071 B001900    147644
071 C001900    149980
071 D001900   98
071 A002000     31125
071 B002000     24084
071 C002000     15713
071 D002000  153
071 A002100    186963
071 B002100    215811
071 C002100     80191
071 D002100  233
071 A002200      9245
071 B002200      9394
071 C002200      4349
071 D002200  213
071 A002300     98936
071 B002300     19074
071 C002300     29230
071 D002300  116
072 A000300 12
072 B000300        0
072 C000300    11307
072 D000300        0
072 E000300        0
072 F000300     6081
072 G000300        0
072 H000300        0
072 I000300     2940
072 J000300      120
072 K000300        0
072 L000300      183
072 M000300       49
072 N000300       80
072 O000300        0
072 P000300        0
072 Q000300      250
072 R000300       49
072 S000300       23
072 T000300     2885
072 U000300        0
072 V000300        0
072 W000300       46
072 X000300    12706
072 Y000300       85
072 Z000300    -1314
SIGNATURE   KELLI GALLEGOS
TITLE       ASSISTANT VP & ASSISTANT TREASURER